Employee Retirement Plans - Schedule of Components of Net Periodic Pension Cost and Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ovation Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost on projected benefit obligation	$ 30,255	$ 7,373
Expected return on plan assets	(29,414)	(8,690)
Net pension benefit cost (income)	841	(1,317)
Change in net acturial (gain) loss	(12,364)	10,717
Total recognized in other comprehensive (income) loss	(12,364)	10,717
Total recognized in net periodic (income) cost and other comprehensive (income) loss	(11,523)	9,400
Hawkeye Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost on projected benefit obligation	454	467	$ 506
Service cost	230	213	211
Expected return on plan assets	(575)	(577)	(566)
Amortization of prior service costs	8		9
Amortization of loss			8
Net pension benefit cost (income)	117	103	168
Change in net acturial (gain) loss	259	(79)	(350)
Amortization of prior service cost	(8)	(8)	(9)
Amortization of loss			(8)
Total recognized in other comprehensive (income) loss	251	(87)	(367)
Total recognized in net periodic (income) cost and other comprehensive (income) loss	$ 368	$ 16	$ (199)